Financial information by segment	6 Months Ended
Jun. 30, 2023
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located: North America, South America and EMEA. In addition, based on the type of business, as of June 30, 2023, the Company had the following business sectors: Renewable energy, Efficient natural gas and Heat, Transmission lines and Water.
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests, income tax expense, financial expense (net), depreciation, amortization and impairment charges of entities included in the these Consolidated Condensed Interim Financial Statements and depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the six-month period ended June 30, 2023 and 2022, Atlantica had two customers with revenues representing more than 10% of total revenue, both in the renewable energy business sector.

a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the six-month periods ended June 30, 2023 and 2022:

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2023	2022	2023	2022
North America	202,171	199,271	154,038	161,180
South America	91,513	78,331	74,428	58,843
EMEA	260,935	277,682	175,362	182,282
Total	554,619	555,284	403,828	402,305

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sectors	2023	2022	2023	2022
Renewable energy	411,210	420,335	292,570	296,830
Efficient natural gas & heat	54,810	53,419	44,006	44,014
Transmission lines	60,998	54,853	49,250	43,178
Water	27,601	26,677	18,002	18,283
Total	554,619	555,284	403,828	402,305

The reconciliation of segment Adjusted EBITDA with the profit attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2023	2022
Profit attributable to the Company	24,661	4,070
Profit attributable to non-controlling interests	6,130	6,728
Income tax (benefit)/expense	(2,168)	6,050
Financial expense, net	159,387	155,779
Depreciation, amortization, and impairment charges	207,118	217,809
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	8,700	11,869
Total segment Adjusted EBITDA	403,828	402,305

b)	The assets and liabilities by operating segments and business sector as of June 30, 2023 and December 31, 2022 are as follows:

Assets and liabilities by geography as of June 30, 2023:

	North America	South America	EMEA	Balance as of June 30, 2023
	($ in thousands)
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,118,246	1,211,152	2,993,403	7,322,801
Investments carried under the equity method	198,609	8,110	48,828	255,547
Other current financial assets	98,183	31,059	46,800	176,042
Cash and cash equivalents (project companies)	146,241	100,498	166,102	412,841
Subtotal allocated	3,561,279	1,350,819	3,255,133	8,167,231
Unallocated assets
Other non-current assets				338,271
Other current assets (including cash and cash equivalents at holding company level)				392,083
Subtotal unallocated				730,354
Total assets				8,897,585

	North America	South America	EMEA	Balance as of June 30, 2023
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,684,666	826,638	1,926,957	4,438,261
Grants and other liabilities	967,780	27,512	229,854	1,225,146
Subtotal allocated	2,652,446	854,150	2,156,811	5,663,407
Unallocated liabilities
Long-term and short-term corporate debt				1,051,193
Other non-current liabilities				292,700
Other current liabilities				182,524
Subtotal unallocated				1,526,417
Total liabilities				7,189,824
Equity unallocated				1,707,761
Total liabilities and equity unallocated				3,234,178
Total liabilities and equity				8,897,585

Assets and liabilities by geography as of December 31, 2022:

	North America	South America	EMEA	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,167,490	1,241,879	3,073,889	7,483,259
Investments carried under the equity method	210,704	4,450	44,878	260,031
Other current financial assets	118,385	31,136	46,373	195,893
Cash and cash equivalents (project companies)	187,568	85,697	266,557	539,822
Subtotal allocated	3,684,147	1,363,162	3,431,697	8,479,005
Unallocated assets
Other non-current assets				325,893
Other current assets (including cash and cash equivalents at holding company level)				296,013
Subtotal unallocated				621,906
Total assets				9,100,911

	North America	South America	EMEA	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	1,713,125	841,906	1,998,021	4,553,052
Grants and other liabilities	994,874	25,031	232,608	1,252,513
Subtotal allocated	2,707,999	866,937	2,230,629	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt				1,017,200
Other non-current liabilities				313,328
Other current liabilities				175,771
Subtotal unallocated				1,506,299
Total liabilities				7,311,864
Equity unallocated				1,789,047
Total liabilities and equity unallocated				3,295,346
Total liabilities and equity				9,100,911

Assets and liabilities by business sector as of June 30, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of June 30, 2023
	($ in thousands)
Assets allocated
Contracted concessional assets, PP&E and other intangible assets	5,894,092	478,281	783,910	166,518	7,322,801
Investments carried under the equity method	193,293	11,928	4,394	45,932	255,547
Other current financial assets	8,339	92,092	30,662	44,949	176,042
Cash and cash equivalents (project companies)	293,016	41,066	52,153	26,606	412,841
Subtotal allocated	6,388,740	623,367	871,119	284,005	8,167,231
Unallocated assets
Other non-current assets					338,271
Other current assets (including cash and cash equivalents at holding company level)					392,083
Subtotal unallocated					730,354
Total assets					8,897,585

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of June 30, 2023
Liabilities allocated
Long-term and short-term project debt	3,361,848	422,702	571,993	81,718	4,438,261
Grants and other liabilities	1,184,601	32,239	5,814	2,492	1,225,146
Subtotal allocated	4,546,449	454,941	577,807	84,210	5,663,407
Unallocated liabilities
Long-term and short-term corporate debt					1,051,193
Other non-current liabilities					292,700
Other current liabilities					182,524
Subtotal unallocated					1,526,417
Total liabilities					7,189,824
Equity unallocated					1,707,761
Total liabilities and equity unallocated					3,234,178
Total liabilities and equity					8,897,585

Assets and liabilities by business sector as of December 31, 2022:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	6,035,091	485,431	800,067	162,670	7,483,259
Investments carried under the equity method	203,420	10,034	4,450	42,128	260,031
Other current financial assets	6,706	116,366	30,582	42,240	195,893
Cash and cash equivalents (project companies)	392,577	73,673	48,073	25,498	539,822
Subtotal allocated	6,637,794	685,504	883,172	272,536	8,479,005
Unallocated assets
Other non-current assets					325,893
Other current assets (including cash and cash equivalents at holding company level)					296,013
Subtotal unallocated					621,906
Total assets					9,100,911

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	3,442,625	440,999	582,689	86,739	4,553,052
Grants and other liabilities	1,211,878	32,138	6,040	2,457	1,252,513
Subtotal allocated	4,654,503	473,137	588,729	89,196	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt					1,017,200
Other non-current liabilities					313,328
Other current liabilities					175,771
Subtotal unallocated					1,506,299
Total liabilities					7,311,864
Equity unallocated					1,789,047
Total liabilities and equity unallocated					3,295,346
Total liabilities and equity					9,100,911

c)	The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2023 and 2022 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2023	2022
	($ in thousands)
North America	(70,634)	(79,207)
South America	(30,014)	(30,150)
EMEA	(106,470)	(108,452)
Total	(207,118)	(217,809)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sectors	2023	2022
	($ in thousands)
Renewable energy	(189,792)	(188,524)
Efficient natural gas & heat	(3,770)	(11,257)
Transmission lines	(14,079)	(16,794)
Water	523	(1,234)
Total	(207,118)	(217,809)